Employee Costs - Disclosure of Average Monthly Number of Persons Employed by the Group (Including Directors) (Detail) - Employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee costs and numbers [line items]
Average number of employees	96,851	99,349	99,827
Manufacturing [member]
Disclosure of employee costs and numbers [line items]
Average number of employees	37,296	38,632	38,611
Selling, general and administration [member]
Disclosure of employee costs and numbers [line items]
Average number of employees	47,887	49,141	49,961
Research and development [member]
Disclosure of employee costs and numbers [line items]
Average number of employees	11,668	11,576	11,255